INCOME TAX	12 Months Ended
Dec. 31, 2019
Income Tax
INCOME TAX

INCOME TAX RECOGNIZED IN THE CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

IN MILLIONS OF USD	2019	2018	2017
Current income taxes	(11.3)	(9.8)	(8.5)
of which corresponding to the current period	(11.3)	(9.8)	(8.5)
Deferred income taxes	(3.2)	6.8	(34.4)
of which related to the origination or reversal of temporary differences	(3.6)	(4.9)	5.8
of which adjustments recognized in relation to prior years 1	0.6	10.7	–
of which due to changes in tax rates	(0.2)	1.0	(40.2)
Total	(14.5)	(3.0)	(42.9)

1	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).

IN MILLIONS OF USD	2019	2018	2017
Profit before tax	60.8	68.8	32.3
Expected tax rate in %	26.8%	26.8%	35.2%
Tax at the expected rate	(16.3)	(18.4)	(11.3)

EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	–	0.2	0.5
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	(0.2)	1.0	(40.2)
Non-deductible expenses	(2.5)	(2.3)	0.3
Net change of unrealized tax losses carry forward	–	–	(2.0)
Adjustments recognized in relation to prior year 1	0.6	10.7	–
Income taxed in non-controlling interest holders	8.9	9.7	11.2
Other items 2	(5.0)	(3.9)	(1.4)
Total	(14.5)	(3.0)	(42.9)

1	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).

2	In 2019 and 2018, other items of USD 5.0 million and USD 3.9 million, respectively, consist mainly of US state taxes and charges under the new BEAT regulation.

The expected corporate income tax rate in % approximates the average income tax rate of where Hudson is active, weighted by the operating profit of the respective operations. For 2019, there have been no significant changes in these income tax rates.

The 2019 tax expense of USD 14.5 million was impacted by a tax expense of 5.0 million primarily relating to Base Erosion Anti Avoidance Tax and additional state tax liabilities. In 2018 the tax expense of USD 3.0 million was impacted by a tax benefit of USD 10.7 million from adjustments in relation to prior years primarily related to the release of valuation allowance against certain tax losses carry forward. This was offset by tax expense of USD 3.9 million primarily relating to the Base Erosion Anti Avoidance Tax and additional state tax liabilities.